Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Statement of Compliance
(1)	Statement of Compliance
The Company’s consolidated financial statements were prepared in accordance with IFRSs, including IFRS, IAS, IFRIC Interpretations and SIC Interpretations, as issued by IASB.

Basis of Preparation
(2)	Basis of Preparation
The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments measured at fair value.
General Description of Reporting Entity
(3)	General Description of Reporting Entity

a.	Principles of consolidation
Subsidiaries are fully consolidated from the date of acquisition (the date on which the Company obtains control), and continue to be consolidated until the date that such control ceases. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses and dividends resulting from intra-group transactions are eliminated in full.
A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction. Total comprehensive income of subsidiaries is attributed to the shareholders of the parent and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
If the Company loses control over a subsidiary, the Company derecognizes the assets and liabilities of the subsidiary, as well as any non-controlling
interests previously recorded by the Company. A gain or loss is recognized in profit or loss and is calculated as the difference between: (a) the aggregate of the fair value of consideration received and the fair value of any retained interest at the date when control is lost; and (b) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling
interests. Any gain or loss previously recognized in the other comprehensive income would be reclassified to profit or loss or transferred directly to retained earnings if required by other IFRSs. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the cost on initial recognition of an investment.

b.	The consolidated entities as of December 31, 2023 and 2024 were as follows:

			Percentage of ownership (%) As of December 31,
Investor	Subsidiary	Business nature	2023	2024
UMC	UMC GROUP (USA)	IC Sales	100.00	100.00
UMC	UNITED MICROELECTRONICS (EUROPE) B.V. (UME BV)	Marketing support activities	100.00	100.00
UMC	UMC CAPITAL CORP.	Investment holding	100.00	100.00
UMC	GREEN EARTH LIMITED (GE)	Investment holding	100.00	100.00
UMC	TLC CAPITAL CO., LTD. (TLC)	Venture capital	100.00	100.00
UMC	UMC INVESTMENT (SAMOA) LIMITED	Investment holding	100.00	100.00
UMC	FORTUNE VENTURE CAPITAL CORP. (FORTUNE)	Consulting and planning for venture capital	100.00	100.00
UMC	UMC KOREA CO., LTD. (UMC KOREA)	Marketing support activities	100.00	100.00
UMC	OMNI GLOBAL LIMITED (OMNI)	Investment holding	100.00	100.00
UMC	SINO PARAGON LIMITED	Investment holding	100.00	100.00
UMC	BEST ELITE INTERNATIONAL LIMITED (BE)	Investment holding	100.00	100.00
UMC	UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC)	Sales and manufacturing of integrated circuits	100.00	100.00
UMC and FORTUNE	WAVETEK MICROELECTRONICS CORPORATION (WAVETEK)	Sales and manufacturing of integrated circuits	80.00	79.54
TLC	SOARING CAPITAL CORP.	Investment holding	100.00	100.00
SOARING CAPITAL CORP.	UNITRUTH ADVISOR (SHANGHAI) CO., LTD.	Investment holding and advisory	100.00	100.00
GE	UNITED MICROCHIP CORPORATION	Investment holding	100.00	100.00
FORTUNE	TERA ENERGY DEVELOPMENT CO., LTD. (TERA ENERGY)	Energy technical services	99.01	94.93
TERA ENERGY	EVERRICH ENERGY INVESTMENT (HK) LIMITED (EVERRICH-HK)	Investment holding	100.00	100.00
EVERRICH-HK	EVERRICH (JINING) NEW ENERGY TECHNOLOGY CO., LTD. (formerly EVERRICH (SHANDONG) ENERGY CO., LTD.)	Solar engineering integrated design services	100.00	100.00
OMNI	UNITED MICROTECHNOLOGY CORPORATION (CALIFORNIA)	Research and development	100.00	100.00
OMNI	ECP VITA PTE. LTD.	Insurance	100.00	100.00
WAVETEK	WAVETEK MICROELECTRONICS CORPORATION (USA)	Marketing service	100.00	100.00
BE	INFOSHINE TECHNOLOGY LIMITED (INFOSHINE)	Investment holding	100.00	100.00
INFOSHINE	OAKWOOD ASSOCIATES LIMITED (OAKWOOD)	Investment holding	100.00	100.00
OAKWOOD	HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN)	Sales and manufacturing of integrated circuits	99.9985	99.9985
HEJIAN	UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) (Note)	Integrated circuits design services	100.00	—
UNITED MICROCHIP CORPORATION and HEJIAN	UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM)	Sales and manufacturing of integrated circuits	100.00	100.00

Note:	In August 2024, HEJIAN has disposed of its 100% of ownership interest in the subsidiary, UDS. Please refer to Note 7.

Business Combinations and Goodwill
(4)	Business Combinations and Goodwill
Business combinations are accounted for using the acquisition method. The consideration transferred, the identifiable assets acquired and liabilities assumed are measured at the acquisition date fair value. For the components of non-controlling
interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation, the acquirer measures at either fair value or at the non-controlling
interest’s proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and are classified under administrative expenses.
When the Company acquires a business, it assesses the assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.
If the business combination is achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree is remeasured at fair value as at the acquisition date through profit or loss.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration which is deemed to be an asset or liability, will be recognized in accordance with IFRS 9, either in profit or loss or other comprehensive income. If the contingent consideration is classified as equity, it should not be remeasured until it is finally settled within equity.
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree and the amount recognized for non-controlling
interest over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred and non-controlling
interests, the difference is recognized as a gain on bargain purchase.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating unit (CGU) that is expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Each unit or groups of units to which the goodwill is so allocated represents the lowest level within the Company at which the goodwill is monitored for internal management purposes and cannot be larger than an operating segment before aggregation.
Where goodwill forms part of a CGU and part of the operation within that unit is disposed, the goodwill associated with the operation disposed is included in the carrying amount of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the CGU retained.

Foreign Currency Transactions
(5)	Foreign Currency Transactions
The Company’s consolidated financial statements are presented in New Taiwan Dollars (NTD), which is also the parent company’s functional currency. Each entity in the Company determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
Transactions in foreign currencies are initially recorded by the Company’s entities at their respective functional currency rates prevailing at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency at the closing rates of exchange at the reporting date.
Non-monetary
items measured at fair value in foreign currencies are translated using the exchange rates at the date when the fair value is determined.
Non-monetary
items that are measured at historical cost in foreign currencies are translated using the exchange rates as at the dates of the initial transactions.

All exchange differences arising on the settlement of monetary items or on translating monetary items are taken to profit or loss in the period in which they arise except for the following:

a.
Exchange differences arising from foreign currency borrowings for an acquisition of a qualifying asset to the extent that they are regarded as an adjustment to interest costs are included in the borrowing costs that are eligible for capitalization.

b.	Foreign currency derivatives within the scope of IFRS 9 are accounted for based on the accounting policy for financial instruments.

c.
Exchange differences arising on a monetary item that is part of a reporting entity’s net investment in a foreign operation are recognized initially in other comprehensive income and reclassified from equity to profit or loss upon disposal of such investment.

When a gain or loss on a
non-monetary
item is recognized in other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. When a gain or loss on a non-monetary
item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss.

Translation of Foreign Currency Financial Statements
(6)	Translation of Foreign Currency Financial Statements
The assets and liabilities of foreign operations are translated into NTD at the closing rate of exchange prevailing at the reporting date and their income and expenses are translated at an average exchange rate for the period. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation, recognized in other comprehensive income and accumulated in the separate component of equity, is reclassified from equity to profit or loss when the gain or loss on disposal is recognized.

On partial disposal of a subsidiary that includes a foreign operation that does not result in a loss of control, the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income is re-attributed
to the
non-controlling
interests in that foreign operation. On partial disposal of an associate or a joint venture that includes a foreign operation that does not result in a loss of significant influence or joint control, only the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income is reclassified to profit or loss.
Any goodwill and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and expressed in its functional currency.

Convenience Translation into U.S. Dollars
(7)	Convenience Translation into U.S. Dollars
Translations of amounts from NTD into U.S. dollars (USD) for the reader’s convenience were calculated at the rate of USD1.00 to NTD 32.79 on December 31, 2024 released by Board of Governors of the Federal Reserve System. No representation is made that the NTD amounts could have been, or could be, converted into USD at this rate.

Current and Non-Current Distinction
(8)	Current and Non-Current Distinction
An asset is classified as current when:

a.	the Company expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

b.	the Company holds the asset primarily for the purpose of trading;

c.	the Company expects to realize the asset within twelve months after the reporting period; or

d.	the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as
non-current.
A liability is classified as current when:

a.	the Company expects to settle the liability in normal operating cycle;

b.	the Company holds the liability primarily for the purpose of trading;

c.	the liability is due to be settled within twelve months after the reporting period; or

d.	the Company does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.
All other liabilities are classified as
non-current.

Cash Equivalents
(9)	Cash Equivalents
Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and with maturity dates that do not present significant risks of changes in value resulting from changes in interest rates, including time deposits with original maturities of three months or less and repurchase agreements collateralized by government bonds and corporate bonds.

Financial Instruments
(10)	Financial Instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Purchase or sale of financial assets and liabilities are recognized using trade date accounting. All financial assets are recognized initially at fair value plus, in the case of investments not at fair value through profit or loss, directly attributable costs. Financial assets at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the statement of comprehensive income.
Financial Assets

a.	Classification and subsequent measurement
The Company determines the classification of its financial assets at initial recognition. In accordance with IFRS 9, financial assets of the Company are classified as financial assets at fair value through profit or loss, financial assets at fair value through other comprehensive income, and financial assets measured at amortized cost.

i.	Financial assets at fair value through profit or loss
Financial assets that are not measured at amortized cost or at fair value through other comprehensive income are measured at fair value with changes in fair value and dividends recognized in profit or loss.

ii.	Financial assets at fair value through other comprehensive income
At initial recognition, the Company may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value of an investment in an equity instrument that is not held for trading. When there is a disposal of such equity instrument, accumulated amounts presented in other comprehensive income are not subsequently transferred to profit or loss but are transferred directly to the retained earnings.

Dividends on these investments in equity instruments are recognized in profit or loss when the Company’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment.

iii.	Financial assets measured at amortized cost
The financial assets are measured at amortized cost (including cash and cash equivalent, notes, accounts and other receivables and other financial assets) if both of the following conditions are met.

(i)	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

(ii)	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Subsequent to initial recognition for financial assets measured at amortized cost, interest income, measured by the effective interest method amortization process, and impairment losses are recognized during circulation period. Gains and losses are recognized in profit or loss when the financial assets are derecognized.

b.	Derecognition of financial assets
A financial asset is derecognized when:

i.	the contractual rights to receive cash flows from the asset have expired;

ii.	the Company has transferred assets and substantially all the risks and rewards of the asset have been transferred; or

iii.	the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
On derecognition of a financial asset in its entirety, the difference between the carrying amount and the consideration received or to be received including any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss (for debt instruments) or directly in retained earnings (for equity instruments).

If the transferred asset is part of a larger financial asset and the part transferred qualifies for derecognition in its entirety, the Company allocates the previous carrying amount of the larger financial asset between the part that continues to be recognized and the part that is derecognized, based on the relative fair values of those parts on the date of the transfer. Any cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is derecognized, based on the relative fair values of those parts. The difference between the carrying amount allocated to the part derecognized and the sum of the consideration received for the part derecognized and any cumulative gain or loss allocated that had been recognized in other comprehensive income, is recognized in profit or loss or directly in retained earnings.

c.	Impairment policy
The Company measures, at each reporting date, an allowance for expected credit losses (ECLs) for debt instrument investments measured at fair value through other comprehensive income and financial assets measured at amortized cost by assessing reasonable and supportable information including forward-looking information. Where the credit risk on a financial asset has not increased significantly since initial recognition, the loss allowance is measured at an amount equal to
12-month
ECLs. Where the credit risk on a financial asset has increased significantly since initial recognition, the loss allowance is measured at an amount equal to the lifetime ECLs.
For notes, accounts receivable and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. ECLs are measured based on the Company’s historical credit loss experience and customers’ current financial condition, adjusted for forward-looking factors, such as customers’ economic environment.
Financial Liabilities

a.	Classification and subsequent measurement
The Company classifies the instrument issued as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

i.	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Excluding changes in own credit risk, gains or losses on the subsequent measurement including interest paid are recognized in profit or loss.

ii.	Financial liabilities measured at amortized cost
Financial liabilities measured at amortized cost include interest bearing loans and borrowings that are subsequently measured using the effective interest method after initial recognition. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest method amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or transaction costs.

b.	Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified (whether or not attributable to the financial difficulty of the debtor), such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts and the consideration paid, including any non-cash
assets transferred or liabilities assumed, is recognized in profit or loss.

Inventories
(11)	Inventories
Inventories are accounted for on a perpetual basis. Raw materials are stated at actual purchase costs, while the work in process and finished goods are stated at standard costs and subsequently adjusted to weighted-average costs at the end of each month. The cost of work in progress and finished goods comprises raw materials, direct labor, other direct costs and related production overheads. Allocation of fixed production overheads to the costs of conversion is based on the normal capacity of the production facilities. Cost associated with underutilized capacity is expensed as incurred. Inventories are valued at the lower of cost and net realizable value item by item. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Investments Accounted for Under the Equity Method
(12)	Investments Accounted for Under the Equity Method
The Company’s investments in associates and joint ventures are accounted for using the equity method other than those that meet the criteria to be classified as non-current
assets held for sale.
An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.
A joint venture is a type of joint arrangement whereby the Company that has joint control of the arrangement has rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement where no single party controls the arrangement on its own, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.
Any difference between the acquisition cost and the Company’s share of the net fair value of the identifiable assets and liabilities of associates and joint ventures is accounted for as follows:

a.
Any excess of the acquisition cost over the Company’s share of the net fair value of the identifiable assets and liabilities of an associate or a joint venture at the date of acquisition is recognized as goodwill and is included in the carrying amount of the investment. Amortization of goodwill is not permitted.

b.
Any excess of the Company’s share of the net fair value of the identifiable assets and liabilities of an associate or a joint venture over the acquisition cost, after reassessing the fair value, is recognized as a gain in profit or loss on the acquisition date.

Under the equity method, the investments in associates and joint ventures are carried on the balance sheet at cost plus post acquisition changes in the Company’s share of profit or loss and other comprehensive income of associates and joint ventures. The Company’s share of changes in associates’ and joint ventures’ profit or loss and other comprehensive income are recognized directly in profit or loss and other comprehensive income, respectively. Distributions received from an associate or a joint venture reduce the carrying amount of the investment. Any unrealized gains and losses resulting from transactions between the Company and the associate or the joint venture are eliminated to the extent of the Company’s interest in the associate or the joint venture.
Financial statements of associates and joint ventures are prepared for the same reporting period as the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company.
Upon an associate’s issuance of new shares, if the Company takes up more shares than its original proportionate holding while maintaining its significant influence over that associate, such increase would be accounted for as an acquisition of an additional equity interest in the associate. Upon an associate’s issuance of new shares, if the Company does not take up proportionate shares resulting in decrease in its stockholding percentage while maintaining its significant influence over that associate, the Company treats the transaction as deemed disposal and reclassifies to profit or loss or other appropriate account(s) the proportion of the gain or loss previously recognized in other comprehensive income relating to that reduction in ownership interest.
The Company ceases to use the equity method upon loss of significant influence over an associate. Any difference between the carrying amount of the investment in an associate upon loss of significant influence and the fair value of the retained investment plus proceeds from disposal will be recognized in profit or loss. If an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate, the Company continues to apply the equity method and does not remeasure the retained interest.
The Company determines at each reporting date whether there is any objective evidence that the investments in associates and joint ventures are impaired. An impairment loss, being the difference between the recoverable amount of the associate or joint venture and its carrying amount, is recognized in profit or loss in the statement of comprehensive income and forms part of the carrying amount of the investments.

Property, Plant and Equipment
(13)	Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property, plant and equipment comprises the acquisition cost, the costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, and the initial estimate of costs for dismantling, removing the item and restoring the site on which it is located. Significant renewals, improvements and major inspections meeting the recognition criteria are treated as capital expenditures, and the carrying amounts of those replaced parts are derecognized. Maintenance and repairs are recognized in expenses as incurred. Any gain or loss arising from derecognition of the assets is recognized in other operating income and expenses.
Depreciation is calculated on a straight-line basis over the estimated useful lives. A significant part of an item of property, plant and equipment which has a different useful life from the remainder of the item is depreciated separately.
The depreciation methods, useful lives and residual values for the assets are reviewed at each fiscal year end, and the changes from the previous estimation are recorded as changes in accounting estimates.
Except for land, which is not depreciated, the depreciation of the assets is calculated mainly over the following estimated useful lives: buildings - 20 to 56 years; machinery and equipment - 6 years; transportation equipment - 6 years; furniture and fixtures - 6 years; leasehold improvement - the shorter of lease terms or useful lives.

Lease
(14)	Lease
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange of consideration, and to obtain substantially all economic benefits from use of the identified asset. The Company accounts for a lease contract as a single lease and separates the lease and non-lease
components included in the contract.
The Company as a lessor
The Company recognizes lease payments from operating leases as rental income on a straight-line basis over the term of the lease.

The Company as a lessee
At the commencement date of a lease, a lessee is required to recognize right-of-use
assets and lease liabilities, except for short-term leases and low-value
asset leases.

a.
At the commencement date, lease liabilities should be recognized and measured at the present value of the lease payments that have not been paid at that date, using the Company’s incremental borrowing rate. The payments comprise:

i.	fixed payments less any lease incentives receivable;

ii.	variable lease payments that depend on an index or rate;

iii.	amounts expected to be payable by the Company under residual value guarantees;

iv.	the exercise price of a purchase option if the Company is reasonably certain to exercise; and

v.	payments for terminating the lease unless it is reasonably certain that early termination will not occur.
Lease liabilities are measured in subsequent periods using the effective interest method, and the interest expenses are recognized over the lease terms. In addition, the carrying amount of lease liabilities is remeasured if there is a modification which is not accounted as a separate lease, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

b.	At the commencement date, the right-of-use assets should be measured at cost, which comprise of:

i.	the amount of the initial measurement of the lease liabilities;

ii.	any lease payments made at or before the commencement date; and

iii.	any initial direct costs incurred.
Subsequent to initial recognition, the
right-of-use
assets are measured using cost model.
Right-of-use
assets measured under the cost model are depreciated from the commencement date to the earlier of the end of the useful life of the right-of-use
assets or the end of the lease terms. Any remeasurement of the lease liabilities results in a corresponding adjustment of the right-of-use
assets.
The Company presents
right-of-use
assets and lease liabilities on the balance sheets, and depreciation expenses and interest expenses are separately presented in the statements of comprehensive income. The Company recognizes the lease payments associated with short-term leases and low-value
asset leases as expenses on a straight-line basis over the lease terms.

Intangible Assets
(15)	Intangible Assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. Internally generated intangible assets which fail to meet the recognition criteria are not capitalized and the expenditures are reflected in profit or loss in the period incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite useful lives are amortized over the useful lives and assessed for impairment whenever there is an indication that the intangible assets may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each fiscal year. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and is treated as changes in accounting estimates.
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite useful life is reviewed annually to determine whether the indefinite useful life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Gains or losses arising from derecognition of an intangible asset are recognized in other operating income and expenses.
Accounting policies of the Company’s intangible assets are summarized as follows:

a.
Goodwill arising from business combinations is not amortized, and is tested for impairment annually or more frequently if events or changes in circumstances suggest that the carrying amount may not be recoverable. If an event occurs or circumstances change which indicates that the goodwill is impaired, an impairment loss is recognized. Goodwill impairment losses cannot be reversed once recognized.

b.	Software is amortized over the contract term or estimated useful life (3 years) on a straight-line basis.

c.
Patent and technology license fee: Upon signing of contract and obtaining the right to intellectual property, any portion attributable to non-cancellable
and mutually agreed future fixed license fees for patent and technology is discounted, and recognized as an intangible asset and related liability. The cost of the intangible asset is not revalued once determined on initial recognition, and is amortized over the shorter of the contract term or estimated useful life (
5
- 10 years) on a straight-line basis. Interest expenses from the related liability are recognized and calculated based on the effective interest method. Based on the timing of payments, the liability is classified as current and non-current.

d.	Others are mainly the intellectual property license fees, amortized over the shorter of the contract term or estimated useful life (3 years) of the related technology on a straight-line basis.

Impairment of Non-Financial Assets
(16)	Impairment of Non-Financial Assets
The Company assesses at each reporting date whether there is an indication that an asset in the scope of IAS 36 “Impairment of Assets” may be impaired. If any indication exists, the Company completes impairment testing for the CGU to which the individual assets belong. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. The recoverable amount of an individual asset or a CGU is the higher of its fair value less costs of disposal and its value in use. If circumstances indicate that previously recognized impairment losses may no longer exist or may have decreased at each reporting date, the Company re-assesses
the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been an increase in the estimated service potential of an asset which in turn increases the recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years.

A CGU, or group of CGUs, to which goodwill has been allocated is tested for impairment annually at the same time every year, irrespective of whether there is any indication of impairment. Where the carrying amount of a CGU (including the carrying amount of goodwill) exceeds its recoverable amount, the CGU is considered impaired. If an impairment loss is to be recognized, it is first allocated to reduce the carrying amount of any goodwill allocated to the CGU (group of units), then to the other assets of the unit (group of units) pro rata on the basis of the carrying amount of each asset in the unit (group of units). Impairment losses relating to goodwill cannot be reversed in future periods.
The recognition or reversal of impairment losses is classified as other operating income and expenses.

Bonds
(17)	Bonds
Exchangeable bonds
In accordance with IFRS 9, if the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host, the derivative financial instruments embedded in exchangeable bonds would be separated from the host and accounted for as financial assets or liabilities at fair value through profit or loss.
UMC has issued exchangeable bonds where the bondholders may exchange the bonds into ordinary shares of certain public entities which UMC holds as financial assets (“reference shares”). When exchangeable bondholders exercise their right to exchange their bonds for reference shares, the carrying amount of the bonds and the related assets or liabilities accounts will be derecognized, and the difference will be recognized in profit or loss.
Both the host and embedded derivative financial instrument in exchangeable bonds are classified as current liabilities as the bondholders have the right to demand settlement by exercising the exchange option of the bonds within 12 months.

Post-Employment Benefits
(18)	Post-Employment Benefits
Under defined contribution pension plans, the contribution payable to the plan in exchange for the service rendered by an employee during a period shall be recognized as an expense. The contribution payable, after deducting any amount already paid, is recognized as a liability.

Under defined benefit pension plans, the net defined benefit liability (asset) shall be recognized as the amount of the present value of the defined benefit obligation, deducting the fair value of any plan assets and adjusting for any effect of the asset ceiling. Service cost and net interest on the net defined benefit liability (asset) are recognized as expenses in the period of service. Remeasurement of the net defined benefit liability (asset), which comprises actuarial gains and losses, the return on plan assets and any change in the effect of the asset ceiling, excluding any amounts included in net interest, is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and shall not be reclassified to profit or loss in a subsequent period.

Government Grants
(19)	Government Grants
In accordance with IAS 20 “Accounting for Government Grants and Disclosure of Government Assistance”, the Company recognizes the government grants when there is reasonable assurance that such grants will be received and the conditions attaching to them will be complied with.
An asset related government grant is recorded as deferred income and recognized in profit or loss on a straight-line basis over the useful lives of the assets. An expense related government grant is recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grant is intended to compensate. A government grant that compensates for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs is recognized in profit or loss when it becomes receivable.

Provision
(20)	Provision
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset when, and only when it is virtually certain that reimbursement will be received. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Decommissioning Liabilities
The amount of the decommissioning liability, arising from dismantling, removing the items of property, plant and equipment and restoring the site on which they are located, are provided at the present value of expected costs to settle the obligation using estimated cash flows, while the decommissioning costs are recognized as part of the cost of the particular items. The discount rate shall be a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the decommissioning liability. The periodic unwinding of the discount shall be recognized in profit or loss as a finance cost as it occurs. The estimated future costs of decommissioning are reviewed at the end of each reporting period and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to or deducted from the cost of the items of property, plant and equipment.

Onerous contracts
An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The present obligation under the onerous contract shall be recognized and measured as a provision. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfill it. The aforementioned cost of fulfilling a contract comprises the costs that relate directly to the contract, which includes the incremental costs of fulfilling that contract and the allocation of other costs that relate directly to fulfilling contracts.

Treasury Stock
(21)	Treasury Stock
UMC’s own equity instruments repurchased (treasury stocks) are recognized at repurchase cost and deducted from equity. No gain or loss shall be recognized in profit or loss on the purchase, sale, issue or cancellation of UMC’s own equity instruments. Any difference between the carrying amount and the consideration is recognized in equity.

Share-Based Payment Transactions
(22)	Share-Based Payment Transactions
Equity-settled share-based payment transactions
The compensation cost of equity-settled transactions between the Company and its employees is measured at the fair value of the equity instruments on the grant date, and is recognized as expense, together with a corresponding increase in equity, over the vesting period. When issuing restricted stocks for employees, the unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has passed and the Company’s best estimate of the quantity of equity instruments that will ultimately vest. The movement in cumulative cost recognized at the beginning and end of the period is recognized through profit or loss for the period.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions where vesting is conditional upon a market or non-vesting
condition. The Company shall recognize the services received in expense irrespective of whether or not the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.
Where an equity-settled award is cancelled, it is treated as if it fully vests on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting
conditions within the control of either the entity or the employee are not met. However, if a new award substitutes for the cancelled award and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award.
Cash-settled share-based payment transactions
The compensation cost of cash-settled share-based payment transactions between the Company and its employees is measured at the fair value of the liability incurred and recognized as expense with corresponding liability over the vesting period. The fair value of the liability is remeasured at the end of each reporting period and at the settlement date with the movement in fair value recognized through profit or loss for the period until the liability is settled.

Revenue Recognition
(23)	Revenue from Contracts with Customers
The Company recognizes revenue from contracts with customers by applying the following steps of IFRS 15 “Revenue from Contracts with Customers”:

a.	identify the contract with a customer;

b.	identify the performance obligations in the contract;

c.	determine the transaction price;

d.	allocate the transaction price to the performance obligations in the contract; and

e.	recognize revenue when (or as) the entity satisfies its performance obligations.
Revenues on the Company’s contracts with customers for the sales of wafers and joint technology development are recognized as the Company satisfies its performance obligations to customers upon transfer of control of promised goods and services. The Company recognizes revenue at transaction price that are determined using contractual prices reduced by sales returns and allowances which the Company estimates based on historical experience having determined that a significant reversal in the amount of cumulative revenue recognized are not probable to occur. The Company recognizes refund liabilities for estimated sales return and allowances based on the customer complaints, historical experience, and other known factors.
The Company recognizes accounts receivable when the Company transfers control of the goods or services to customers and has a right to an amount of consideration that is unconditional. Such accounts receivable are short term and do not contain a significant financing component. For certain contracts that do not provide the Company unconditional rights to the consideration, and the transfer of control of the goods or services has been satisfied, the Company recognizes contract assets and revenues.
Consideration received from customers prior to the Company having satisfied its performance obligations are accounted for as contract liabilities which are transferred to revenue after the performance obligations are satisfied. The Company recognizes costs to fulfill a contract when the costs relate directly to the contract, generate or enhance resources to be used to satisfy performance obligations in the future, and are expected to be recovered. The costs and revenues are recognized when the Company satisfies its performance obligations to customers upon transfer of control of promised goods and services.

Income Tax
(24)	Income Tax
Income tax expense (benefit) is the aggregate amount of current income tax and deferred income tax included in the profit or loss for the period.

Current income tax
Current income tax assets and liabilities for the current period and prior periods are measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity rather than profit or loss.
Undistributed earnings, calculated based on Business Entity Accounting Act are subject to a tax in accordance with the Income Tax Law of R.O.C. Accordingly, the undistributed tax impact is provided in the period the income is earned, assuming that no earnings are distributed. Any reduction in the liability will be recognized when the income is distributed upon the shareholders’ approval in the subsequent year. Tax on undistributed earnings may be offset by the Company’s available tax credits carried forward, where applicable. As such, the incremental tax accrued on undistributed earnings may be offset by a corresponding reduction in deferred income tax assets, where applicable.
Deferred income tax
Deferred income tax is determined using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in financial statements at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

a.
When the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences;

b.
In respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax losses and unused tax credits, to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax losses and unused tax credits can be utilized, except:

a.
Where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences;

b.
In respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax relating to items recognized outside profit or loss is not recognized in profit or loss but rather in other comprehensive income or directly in equity. Deferred tax assets are reassessed and recognized at each reporting date. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax assets to be recovered.
Deferred tax assets and liabilities offset each other, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities, and the deferred taxes relate to the same taxable entity and the same taxation authority.
According to the temporary exception in the International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12 “Income Taxes”), deferred tax assets and liabilities related to Pillar Two income tax will not be recognized nor disclosed.
Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at the acquisition date, might be realized and recognized subsequently as follows:

a.
Acquired deferred tax benefits recognized within the measurement period that result from new information about facts and circumstances that existed at the acquisition date shall be applied to reduce the carrying amount of any goodwill related to that acquisition. If the carrying amount of that goodwill is nil, any remaining deferred tax benefits shall be recognized in profit or loss;

b.	All other acquired deferred tax benefits realized shall be recognized in profit or loss, other comprehensive income or equity.
The Company has considered whether it is probable that a taxation authority will accept the uncertain tax treatments used in its income tax filings. If the Company concludes that it is probable that the taxation authority will accept an uncertain tax treatment, the Company determines the taxable profit, tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatments used or planned to be used in its income tax filings. If it is not probable that the taxation authority will accept an uncertain tax treatment, the Company makes estimates using either the most likely amount or the expected value of the tax treatment, depending on which method the Company expects to better predict the resolution of the uncertainty. The Company reassesses a judgement or estimate if the facts and circumstance change.

Earnings per Share
(25)	Earnings per Share
Earnings per share is computed according to IAS 33 “Earnings per Share”. Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the current reporting period. Diluted earnings per share is computed by taking basic earnings per share into consideration plus additional ordinary shares that would have been outstanding if the dilutive share equivalents had been issued. Net income is also adjusted for interest and other income or expenses derived from any underlying dilutive share equivalents. The weighted-average number of shares outstanding is adjusted retroactively for stock dividends and employee stock compensation issues.